                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6200

                   Schwab Investments - Schwab 1000 Index Fund
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
               (Address of principal executive offices) (Zip code)

                                 Randall W. Merk
                   Schwab Investments - Schwab 1000 Index Fund
             101 Montgomery Street, San Francisco, California 94104
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 627-7000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHWAB INVESTMENTS
SCHWAB 1000 INDEX(R) FUND

PORTFOLIO HOLDINGS As of July 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                      COST              VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
    99.7%  COMMON STOCK                             2,888,442         5,771,202
     0.2%  FOREIGN COMMON STOCK                         7,106             9,066
     0.1%  SHORT-TERM INVESTMENTS                       7,235             7,235
--------------------------------------------------------------------------------
   100.0%  TOTAL INVESTMENTS                        2,902,783         5,787,503
     6.6%  COLLATERAL INVESTED FOR
           SECURITIES ON LOAN                         382,375           382,375
   (6.6)%  OTHER ASSETS AND LIABILITIES, NET                           (381,903)
--------------------------------------------------------------------------------
   100.0%  NET ASSETS                                                 5,787,975

                                                  NUMBER OF           VALUE
SECURITY                                           SHARES          ($ X 1,000)
COMMON STOCK 99.7% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.5%
--------------------------------------------------------------------------------
BorgWarner, Inc.                                        53,698             2,165
Ford Motor Co. (a)*                                    996,887             4,785
General Motors Corp. (a)                               262,305             2,904
Gentex Corp. (a)                                        66,272             1,025
Harley-Davidson, Inc. (a)                              106,092             4,014
Johnson Controls, Inc.                                 268,674             8,103
Lear Corp. *                                            35,000               504
The Goodyear Tire & Rubber Co. *                       105,400             2,069
WABCO Holdings, Inc.                                    23,000             1,039
                                                                 ---------------
                                                                          26,608
BANKS 2.8%
--------------------------------------------------------------------------------
Associated Banc-Corp (a)                                57,148               954
Astoria Financial Corp.                                 11,304               253
Bank of Hawaii Corp.                                    23,032             1,161
BB&T Corp. (a)                                         245,500             6,879
BOK Financial Corp. (a)                                 10,000               400
City National Corp. (a)                                 16,532               812
Comerica, Inc. (a)                                      70,128             2,014
Commerce Bancshares, Inc.                               30,293             1,322
Cullen/Frost Bankers, Inc.                              24,800             1,308
Fannie Mae (a)                                         448,834             5,162
Fifth Third Bancorp (a)                                241,384             3,372
Freddie Mac (a)                                        287,805             2,351
Fulton Financial Corp. (a)                              22,544               238
Hudson City Bancorp, Inc.                              220,240             4,021
Huntington Bancshares, Inc. (a)                        165,098             1,159
KeyCorp                                                180,914             1,909
M&T Bank Corp. (a)                                      35,543             2,501
Marshall & Ilsley Corp. (a)                            118,531             1,802

                                                  NUMBER OF           VALUE
SECURITY                                           SHARES          ($ X 1,000)
National City Corp.                                    254,876             1,205
New York Community Bancorp, Inc. (a)                   137,882             2,292
People's United Financial, Inc.                        140,593             2,387
PNC Financial Services Group, Inc.                     154,413            11,008
Popular, Inc. (a)                                      129,386               889
Regions Financial Corp. (a)                            313,806             2,975
Sovereign Bancorp, Inc. (a)                            167,420             1,594
SunTrust Banks, Inc. (a)                               162,693             6,680
Synovus Financial Corp. (a)                            151,441             1,440
TCF Financial Corp. (a)                                 48,584               619
TFS Financial Corp. (a)                                 34,000               387
U.S. Bancorp                                           788,855            24,147
UnionBanCal Corp.                                       22,465             1,207
Valley National Bancorp (a)                             47,555               939
Wachovia Corp. (a)                                     952,629            16,452
Washington Mutual, Inc. (a)                            542,293             2,890
Wells Fargo & Co.                                    1,487,896            45,039
Wilmington Trust Corp. (a)                              30,237               713
Zions Bancorp (a)                                       50,098             1,466
                                                                 ---------------
                                                                         161,947
CAPITAL GOODS 8.9%
--------------------------------------------------------------------------------
3M Co.                                                 322,034            22,668
Acuity Brands, Inc. (a)                                 30,000             1,226
Aecom Technology Corp. *                                16,000               456
AGCO Corp. *                                            41,700             2,496
Alliant Techsystems, Inc. (a)*                          13,438             1,330
AMETEK, Inc.                                            49,247             2,357
BE Aerospace, Inc. *                                    38,000               976
Bucyrus International, Inc.                             24,000             1,680
Carlisle Cos., Inc. (a)                                 20,236               619
Caterpillar, Inc.                                      284,176            19,756
Cooper Industries Ltd., Class A                         84,700             3,572
Crane Co.                                               23,584               837
Cummins, Inc.                                           96,532             6,404
Danaher Corp.                                          110,320             8,787
Deere & Co. (a)                                        198,346            13,916
Donaldson Co., Inc.                                     25,900             1,168
Dover Corp.                                             92,937             4,612
DRS Technologies, Inc. (a)                              15,000             1,182
Eaton Corp.                                             67,959             4,828
Emerson Electric Co.                                   357,988            17,434
Fastenal Co. (a)                                        50,900             2,487
First Solar, Inc. *                                     16,000             4,562
Flowserve Corp.                                         25,341             3,379
Fluor Corp.                                             81,558             6,635
GATX Corp.                                              20,000               909
General Cable Corp. (a)*                                20,000             1,153
General Dynamics Corp.                                 188,224            16,778
General Electric Co.                                 4,534,422           128,279
Goodrich Corp.                                          58,098             2,855
Graco, Inc. (a)                                         25,194               913
Harsco Corp.                                            38,900             2,104
Honeywell International, Inc.                          338,599            17,214
Hubbell, Inc., Class B (a)                              26,832             1,131
Icahn Enterprises L.P. (a)                              10,600               693

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                           SHARES          ($ X 1,000)
IDEX Corp.                                              37,306             1,411
Illinois Tool Works, Inc.                              189,704             8,888
Ingersoll-Rand Co., Ltd., Class A                      143,379             5,162
ITT Corp.                                               90,394             6,053
Jacobs Engineering Group, Inc. *                        54,856             4,243
Joy Global, Inc.                                        45,008             3,250
KBR, Inc.                                               70,000             1,995
Kennametal, Inc.                                        35,198             1,047
L-3 Communications Holdings, Inc.                       57,724             5,697
Lennox International, Inc.                              22,000               785
Lincoln Electric Holdings, Inc.                         18,000             1,446
Lockheed Martin Corp.                                  159,954            16,688
Masco Corp.                                            175,736             2,898
McDermott International, Inc. *                        102,712             4,896
MSC Industrial Direct Co., Inc., Class A                 9,658               461
Northrop Grumman Corp.                                 154,532            10,414
Oshkosh Corp.                                           31,828               574
Owens Corning, Inc. (a)*                                47,300             1,230
PACCAR, Inc.                                           172,589             7,259
Pall Corp.                                              55,133             2,228
Parker Hannifin Corp.                                   79,453             4,901
Pentair, Inc. (a)                                       46,300             1,603
Precision Castparts Corp.                               61,301             5,727
Quanta Services, Inc. (a)*                              54,000             1,667
Raytheon Co.                                           194,590            11,078
Rockwell Automation, Inc.                               67,049             2,984
Rockwell Collins, Inc.                                  76,953             3,824
Roper Industries, Inc.                                  39,091             2,392
Spirit AeroSystems Holdings, Inc., Class A *            22,000               477
SPX Corp.                                               27,614             3,501
SunPower Corp., Class A (a)*                            10,000               788
Teleflex, Inc.                                          20,146             1,235
Terex Corp. *                                           47,582             2,252
Textron, Inc.                                          116,138             5,048
The Boeing Co.                                         350,789            21,437
The Manitowoc Co., Inc.                                 59,246             1,562
The Shaw Group, Inc. *                                  30,669             1,773
The Timken Co.                                          43,594             1,439
Thomas & Betts Corp. *                                  23,129               957
Trinity Industries, Inc. (a)                            33,691             1,268
Tyco International Ltd.                                229,248            10,215
United Technologies Corp.                              446,863            28,590
URS Corp. *                                             25,000             1,048
USG Corp. (a)*                                          35,006             1,005
Valmont Industries, Inc.                                 5,000               535
W.W. Grainger, Inc.                                     31,176             2,791
Walter Industries, Inc.                                 17,000             1,783
WESCO International, Inc. *                             19,593               738
                                                                 ---------------
                                                                         514,639
COMMERCIAL & PROFESSIONAL SUPPLIES 0.7%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                        118,243             1,431
Avery Dennison Corp.                                    42,460             1,869
ChoicePoint, Inc. *                                     33,182             1,588
Cintas                                                  48,110             1,368
Copart, Inc. *                                          33,014             1,448
Corrections Corp. of America *                          50,000             1,401

                                                  NUMBER OF           VALUE
SECURITY                                           SHARES          ($ X 1,000)
Covanta Holding Corp. *                                 54,848             1,543
Equifax, Inc.                                           57,900             2,032
FTI Consulting, Inc. (a)*                               18,000             1,281
IHS, Inc., Class A *                                    12,000               747
Manpower, Inc.                                          36,791             1,766
Monster Worldwide, Inc. (a)*                            56,500             1,002
Pitney Bowes, Inc. (a)                                  92,741             2,939
R.R. Donnelley & Sons Co.                               99,419             2,654
Republic Services, Inc.                                 78,072             2,537
Robert Half International, Inc.                         71,491             1,808
Stericycle, Inc. *                                      39,098             2,336
The Brink's Co.                                         22,415             1,546
The Dun & Bradstreet Corp.                              27,825             2,689
Waste Management, Inc.                                 225,177             8,003
Watson Wyatt Worldwide, Inc., Class A                   16,000               927
                                                                 ---------------
                                                                          42,915
CONSUMER DURABLES & APPAREL 1.0%
--------------------------------------------------------------------------------
Centex Corp. (a)                                        52,500               771
Coach, Inc. *                                          170,310             4,345
D.R. Horton, Inc.                                      111,397             1,239
Eastman Kodak Co. (a)                                  133,321             1,952
Fortune Brands, Inc.                                    66,628             3,818
Fossil, Inc. (a)*                                       16,000               428
Garmin Ltd. (a)                                         31,686             1,130
Hanesbrands, Inc. *                                     36,100               774
Harman International Industries, Inc. (a)               28,097             1,157
Hasbro, Inc.                                            74,625             2,890
KB HOME (a)                                             28,176               496
Leggett & Platt, Inc. (a)                               79,244             1,545
Lennar Corp., Class A (a)                               46,575               564
Liz Claiborne, Inc.                                     42,800               559
M.D.C. Holdings, Inc. (a)                               14,679               609
Mattel, Inc.                                           169,997             3,408
Mohawk Industries, Inc. (a)*                            24,839             1,465
Newell Rubbermaid, Inc.                                130,926             2,164
NIKE, Inc., Class B                                    174,068            10,214
NVR, Inc. *                                              2,298             1,269
Phillips-Van Heusen Corp.                               25,700               910
Polo Ralph Lauren Corp.                                 26,495             1,568
Pulte Homes, Inc. (a)                                   94,712             1,156
Snap-on, Inc.                                           27,350             1,540
The Black & Decker Corp. (a)                            32,580             1,955
The Stanley Works                                       38,394             1,708
Toll Brothers, Inc. (a)*                                54,500             1,095
Tupperware Brands Corp.                                 23,000               897
VF Corp.                                                41,682             2,984
Whirlpool Corp. (a)                                     35,815             2,711
                                                                 ---------------
                                                                          57,321
CONSUMER SERVICES  1.5%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A *                           62,121             3,870
Brinker International, Inc.                             44,600               820
Carnival Corp.                                         195,110             7,207
Chipotle Mexican Grill, Inc., Class A (a)*              12,000               822
Darden Restaurants, Inc.                                67,315             2,192
DeVry, Inc.                                             21,000             1,193

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                           SHARES          ($ X 1,000)
H&R Block, Inc.                                        118,798             2,890
International Game Technology                          139,526             3,029
International Speedway Corp., Class A                   16,569               610
ITT Educational Services, Inc. (a)*                     13,301             1,178
Las Vegas Sands Corp. (a)*                              45,663             2,079
Marriott International, Inc., Class A                  134,756             3,492
McDonald's Corp.                                       523,736            31,314
MGM MIRAGE (a)*                                         55,987             1,625
Penn National Gaming, Inc. (a)*                         29,860               852
Royal Caribbean Cruises Ltd. (a)                        27,591               703
Scientific Games Corp., Class A (a)*                    19,143               581
Service Corp. International (a)                        118,400             1,133
Starbucks Corp. *                                      329,627             4,842
Starwood Hotels & Resorts Worldwide, Inc.               92,442             3,170
Strayer Education, Inc.                                  5,000             1,114
Weight Watchers International, Inc. (a)                 11,329               405
Wendy's International, Inc. (a)                         40,173               922
Wyndham Worldwide Corp.                                 66,517             1,193
Wynn Resorts Ltd. (a)                                   22,942             2,236
Yum! Brands, Inc.                                      216,376             7,751
                                                                 ---------------
                                                                          87,223
DIVERSIFIED FINANCIALS 6.9%
--------------------------------------------------------------------------------
Affiliated Managers Group, Inc. *                       15,459             1,336
AllianceBernstein Holding L.P. (a)                      35,189             1,828
American Express Co.                                   525,577            19,509
Ameriprise Financial, Inc.                             107,657             4,575
Bank of America Corp.                                2,065,393            67,952
Bank of New York Mellon Corp.                          523,496            18,584
BlackRock, Inc. (a)                                      7,765             1,683
Capital One Financial Corp. (a)                        181,453             7,596
CIT Group, Inc. (a)                                     88,368               749
Citigroup, Inc.                                      2,411,662            45,074
CME Group, Inc.                                         24,448             8,805
Discover Financial Services                            201,824             2,957
E*TRADE Financial Corp. (a)*                           182,900               552
Eaton Vance Corp.                                       50,384             1,871
Federated Investors, Inc., Class B                      39,050             1,283
Franklin Resources, Inc.                                71,086             7,152
GLG Partners, Inc. (a)                                  50,000               462
IntercontinentalExchange, Inc. *                        30,589             3,053
Janus Capital Group, Inc.                               66,800             2,027
Jefferies Group, Inc. (a)                               25,652               487
JPMorgan Chase & Co.                                 1,565,528            63,607
Legg Mason, Inc. (a)                                    53,714             2,167
Lehman Brothers Holdings, Inc. (a)                     286,388             4,966
Leucadia National Corp. (a)                             75,164             3,365
Liberty Media Corp. - Capital, Series A *               61,661               958
Merrill Lynch & Co., Inc. (a)                          570,562            15,206
Moody's Corp. (a)                                       91,126             3,172
Morgan Stanley                                         487,948            19,264
Northern Trust Corp.                                    88,076             6,885

                                                  NUMBER OF           VALUE
SECURITY                                           SHARES          ($ X 1,000)
Nymex Holdings, Inc.                                    33,600             2,755
NYSE Euronext                                          112,400             5,310
Och-Ziff Capital Management Group (a)                   25,000               409
Raymond James Financial, Inc. (a)                       33,649               973
SEI Investments Co.                                     58,748             1,353
SLM Corp. *                                            190,324             3,260
State Street Corp.                                     193,400            13,855
T. Rowe Price Group, Inc.                              117,450             7,029
TD Ameritrade Holding Corp. *                           83,631             1,665
The Blackstone Group L.P.                               55,000             1,021
The Charles Schwab Corp. (b)                           427,315             9,781
The Goldman Sachs Group, Inc.                          179,032            32,949
The Nasdaq OMX Group, Inc. (a)*                         80,137             2,225
Waddell & Reed Financial, Inc., Class A                 30,000             1,002
                                                                 ---------------
                                                                         400,712
ENERGY 13.8%
--------------------------------------------------------------------------------
Alpha Natural Resources, Inc. *                         28,000             2,771
Anadarko Petroleum Corp.                               211,348            12,239
Apache Corp.                                           150,150            16,842
Arch Coal, Inc.                                         58,200             3,277
Atwood Oceanics, Inc. *                                 20,000               918
Baker Hughes, Inc.                                     145,707            12,081
Berry Petroleum Co., Class A (a)                        15,000               646
Bill Barrett Corp. *                                    12,000               494
BJ Services Co.                                        132,346             3,891
Buckeye Partners L.P. (a)                               14,000               590
Cabot Oil & Gas Corp.                                   44,774             1,971
Cameron International Corp. *                          100,200             4,786
Chesapeake Energy Corp. (a)                            203,597            10,210
Chevron Corp.                                          962,177            81,362
Cimarex Energy Co.                                      29,215             1,522
CNX Gas Corp. (a)*                                       8,000               250
ConocoPhillips                                         724,766            59,155
CONSOL Energy, Inc.                                     82,598             6,144
Continental Resources, Inc. (a)*                         5,000               286
Delta Petroleum Corp. (a)*                              25,000               477
Denbury Resources, Inc. *                              105,884             2,980
Devon Energy Corp.                                     206,082            19,555
Diamond Offshore Drilling, Inc. (a)                     28,929             3,451
Dresser-Rand Group, Inc. *                              30,000             1,143
Dril-Quip, Inc. *                                        8,000               433
El Paso Corp. (a)                                      323,781             5,805
Enbridge Energy Partners L.P.                           23,100             1,149
Encore Acquisition Co. *                                18,000             1,114
Energy Transfer Partners L.P. (a)                       33,400             1,428
ENSCO International, Inc.                               67,928             4,697
Enterprise Products Partners L.P. (a)                  130,258             3,875
EOG Resources, Inc.                                    111,752            11,234
EXCO Resources, Inc. (a)*                               28,000               729
Exterran Holdings, Inc. *                               25,599             1,445
Exxon Mobil Corp.                                    2,420,522           194,683
FMC Technologies, Inc. *                                53,784             3,323
Forest Oil Corp. *                                      37,415             2,134
Foundation Coal Holdings, Inc.                          17,000             1,010

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                           SHARES          ($ X 1,000)
Frontier Oil Corp.                                      45,358               828
Halliburton Co.                                        420,988            18,869
Helix Energy Solutions Group, Inc. *                    23,126               738
Helmerich & Payne, Inc.                                 46,192             2,731
Hercules Offshore, Inc. *                               25,000               624
Hess Corp.                                             125,223            12,698
Holly Corp.                                             15,000               429
Kinder Morgan Energy Partners L.P.                      68,700             3,932
Kinder Morgan Management L.L.C. *                       27,114             1,489
Linn Energy L.L.C.                                      28,000               611
Magellan Midstream Partners L.P. (a)                    30,000             1,085
Marathon Oil Corp.                                     320,946            15,877
Mariner Energy, Inc. (a)*                               33,000               873
Massey Energy Co.                                       37,501             2,784
Murphy Oil Corp.                                        82,544             6,581
Nabors Industries Ltd. (a)*                            129,088             4,707
National-Oilwell Varco, Inc. *                         188,726            14,840
Newfield Exploration Co. *                              53,066             2,599
Noble Corp.                                            120,700             6,261
Noble Energy                                            78,961             5,833
NuStar Energy L.P.                                      16,895               775
Occidental Petroleum Corp.                             374,616            29,531
Oceaneering International, Inc. *                       19,000             1,152
Oil States International, Inc. *                        17,000               933
ONEOK Partners L.P.                                     21,300             1,153
Overseas Shipholding Group, Inc.                         8,000               630
Patterson-UTI Energy, Inc.                              70,321             1,999
Peabody Energy Corp.                                   116,021             7,849
Petrohawk Energy Corp. *                                73,000             2,432
Pioneer Natural Resources Co.                           53,111             3,157
Plains All American Pipeline  L.P.                      43,032             1,982
Plains Exploration & Production Co. *                   44,757             2,505
Pride International, Inc. *                             72,494             2,810
Quicksilver Resources, Inc. *                           35,890               939
Range Resources Corp.                                   65,628             3,187
Rowan Cos., Inc. (a)                                    44,283             1,762
SandRidge Energy, Inc. (a)*                             43,000             2,102
Schlumberger Ltd.                                      546,506            55,525
Smith International, Inc.                               86,959             6,468
Southwestern Energy Co. *                              146,688             5,326
Spectra Energy Corp.                                   291,171             7,911
St. Mary Land & Exploration Co.                         20,513               873
Sunoco, Inc. (a)                                        54,500             2,213
Superior Energy Services, Inc. *                        35,000             1,660
Teekay Corp. (a)                                        18,968               828
TEPPCO Partners L.P. (a)                                32,277               988
Tesoro Corp. (a)                                        61,312               947
The Williams Cos., Inc.                                277,221             8,885
Tidewater, Inc. (a)                                     26,568             1,592
Transocean, Inc. *                                     143,325            19,497
Ultra Petroleum Corp. *                                 63,612             4,541
Unit Corp. *                                            17,200             1,162
Valero Energy Corp.                                    246,170             8,225
W&T Offshore, Inc.                                      10,000               443
W-H Energy Services, Inc. *                             10,000               915

                                                  NUMBER OF           VALUE
SECURITY                                           SHARES          ($ X 1,000)
Weatherford International Ltd. *                       302,496            11,413
Whiting Petroleum Corp. *                               16,000             1,499
XTO Energy, Inc.                                       228,197            10,778
                                                                 ---------------
                                                                         801,076
FOOD & STAPLES RETAILING 2.5%
--------------------------------------------------------------------------------
BJ's Wholesale Club, Inc. (a)*                          29,800             1,118
Costco Wholesale Corp.                                 196,999            12,348
CVS Caremark Corp.                                     651,861            23,793
Rite Aid Corp. (a)*                                    241,000               308
Safeway, Inc.                                          197,397             5,274
SUPERVALU, Inc.                                         96,356             2,469
Sysco Corp.                                            279,090             7,915
The Kroger Co.                                         328,413             9,288
Wal-Mart Stores, Inc.                                1,099,977            64,481
Walgreen Co.                                           447,669            15,373
Whole Foods Market, Inc. (a)                            56,216             1,246
                                                                 ---------------
                                                                         143,613
FOOD, BEVERAGE & TOBACCO 5.2%
--------------------------------------------------------------------------------
Altria Group, Inc.                                     973,215            19,805
Anheuser-Busch Cos., Inc.                              325,266            22,040
Archer-Daniels-Midland Co.                             289,685             8,294
Brown-Forman Corp., Class B                             34,832             2,506
Bunge Ltd.                                              54,792             5,420
Campbell Soup Co.                                       99,058             3,604
Central European Distribution Corp. *                   10,000               730
Coca-Cola Enterprises, Inc. (a)                        129,072             2,185
ConAgra Foods, Inc.                                    234,197             5,077
Constellation Brands, Inc., Class A *                   88,132             1,897
Corn Products International, Inc.                       34,500             1,605
Dean Foods Co. *                                        39,033               831
Del Monte Foods Co.                                     91,938               781
Flowers Foods, Inc.                                     30,000               902
Fresh Del Monte Produce, Inc. (a)*                      12,000               253
General Mills, Inc.                                    160,150            10,312
H.J. Heinz Co.                                         143,798             7,245
Hansen Natural Corp. (a)*                               22,000               503
Hormel Foods Corp.                                      27,247               985
Kellogg Co.                                            116,181             6,165
Kraft Foods, Inc., Class A (a)                         661,464            21,048
McCormick & Co., Inc.                                   57,554             2,308
Molson Coors Brewing Co., Class B                       58,672             3,166
PepsiAmericas, Inc.                                     25,000               592
PepsiCo, Inc.                                          722,387            48,082
Philip Morris International, Inc.                      948,215            48,975
Reynolds American, Inc.                                 78,084             4,359
Sara Lee Corp.                                         340,172             4,647
Smithfield Foods, Inc. (a)*                             46,235               993
The Coca-Cola Co.                                      909,204            46,824
The Hershey Co. (a)                                     66,424             2,442
The J. M. Smucker Co.                                   26,201             1,277
The Pepsi Bottling Group, Inc.                          60,932             1,697
Tyson Foods, Inc., Class A                             116,959             1,743
UST, Inc. (a)                                           66,025             3,474

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                           SHARES          ($ X 1,000)
Wm. Wrigley Jr. Co.                                     99,472             7,854
                                                                 ---------------
                                                                         300,621
HEALTH CARE EQUIPMENT & SERVICES 4.2%
--------------------------------------------------------------------------------
Aetna, Inc.                                            226,677             9,296
AmerisourceBergen Corp.                                 80,310             3,363
Baxter International, Inc.                             288,495            19,794
Beckman Coulter, Inc.                                   27,428             1,984
Becton, Dickinson & Co.                                113,465             9,634
Boston Scientific Corp. *                              586,507             6,974
C.R. Bard, Inc.                                         47,000             4,363
Cardinal Health, Inc.                                  162,110             8,710
Cerner Corp. (a)*                                       30,326             1,354
CIGNA Corp.                                            138,054             5,111
Community Health Systems, Inc. *                        40,206             1,326
Coventry Health Care, Inc. *                            68,962             2,439
Covidien Ltd.                                          214,248            10,550
DaVita, Inc. *                                          43,625             2,436
DENTSPLY International, Inc.                            70,500             2,838
Edwards Lifesciences Corp. *                            26,796             1,680
Express Scripts, Inc. *                                114,912             8,106
Gen-Probe, Inc. *                                       22,670             1,209
Health Net, Inc. *                                      51,000             1,426
Henry Schein, Inc. *                                    39,919             2,138
Hlth Corp. (a)*                                         65,979               722
Hologic, Inc. (a)*                                     105,370             1,946
Hospira, Inc. *                                         72,240             2,757
Humana, Inc. *                                          77,391             3,398
IDEXX Laboratories, Inc. *                              26,298             1,407
IMS Health, Inc.                                        90,189             1,885
Intuitive Surgical, Inc. *                              17,215             5,359
Inverness Medical Innovations, Inc. *                   28,000               944
Kinetic Concepts, Inc. *                                30,492             1,066
Laboratory Corp. of America Holdings *                  56,722             3,833
Lincare Holdings, Inc. *                                33,050             1,065
McKesson Corp.                                         132,147             7,399
Medco Health Solutions, Inc. *                         239,086            11,854
Medtronic, Inc.                                        511,018            26,997
Omnicare, Inc. (a)                                      43,433             1,279
Patterson Cos., Inc. *                                  58,500             1,827
Pediatrix Medical Group, Inc. *                         21,754             1,058
Quest Diagnostics, Inc.                                 65,847             3,500
ResMed, Inc. (a)*                                       26,708             1,010
St. Jude Medical, Inc. *                               156,905             7,309
Stryker Corp.                                          116,254             7,462
Tenet Healthcare Corp. (a)*                            207,156             1,199
The Cooper Cos., Inc.                                    7,447               251
UnitedHealth Group, Inc.                               566,212            15,899
Universal Health Services, Inc., Class B                22,337             1,354
Varian Medical Systems, Inc. *                          58,271             3,496
VCA Antech, Inc. *                                      37,554             1,094
WellCare Health Plans, Inc. *                           13,000               511
WellPoint, Inc. *                                      246,923            12,951
Zimmer Holdings, Inc. *                                106,612             7,347
                                                                 ---------------
                                                                         242,910

                                                  NUMBER OF           VALUE
SECURITY                                           SHARES          ($ X 1,000)
HOUSEHOLD & PERSONAL PRODUCTS 2.4%
--------------------------------------------------------------------------------
Alberto-Culver Co.                                      37,750             1,013
Avon Products, Inc.                                    193,036             8,185
Church & Dwight Co., Inc. (a)                           28,997             1,591
Colgate-Palmolive Co.                                  238,027            17,678
Energizer Holdings, Inc. *                              26,100             1,862
Herbalife Ltd. (a)                                      30,509             1,318
Kimberly-Clark Corp.                                   189,134            10,937
NBTY, Inc. *                                            26,200               903
The Clorox Co.                                          63,525             3,462
The Estee Lauder Cos., Inc., Class A (a)                50,854             2,243
The Procter & Gamble Co.                             1,399,019            91,608
                                                                 ---------------
                                                                         140,800
INSURANCE 4.1%
--------------------------------------------------------------------------------
Aflac, Inc.                                            216,313            12,029
Alleghany Corp. *                                        2,056               648
Allied World Assurance Co. Holdings Ltd.                15,000               624
American Financial Group, Inc.                          40,405             1,171
American International Group, Inc.                   1,182,536            30,805
American National Insurance Co.                         11,837             1,119
Aon Corp.                                              150,563             6,896
Arch Capital Group Ltd. *                               14,000               976
Arthur J. Gallagher & Co.                               35,720               908
Aspen Insurance Holdings Ltd.                           14,000               355
Assurant, Inc.                                          44,392             2,669
Axis Capital Holdings Ltd.                              53,462             1,694
Berkshire Hathaway, Inc., Class A *                        301            34,449
Brown & Brown, Inc.                                     53,376               938
Cincinnati Financial Corp.                              74,417             2,072
CNA Financial Corp.                                     14,050               375
Conseco, Inc. *                                         67,673               567
Endurance Specialty Holdings Ltd. (a)                   18,953               580
Erie Indemnity Co., Class A                             20,285               886
Everest Re Group Ltd.                                   28,420             2,325
Fidelity National Financial, Inc.,
   Class A (a)                                          96,369             1,288
First American Corp.                                    42,560             1,073
Genworth Financial, Inc., Class A                      204,539             3,267
Hanover Insurance Group, Inc.                           26,400             1,133
HCC Insurance Holdings, Inc.                            62,357             1,412
Lincoln National Corp.                                 118,059             5,631
Loews Corp. (a)                                        135,958             6,058
Markel Corp. *                                           4,931             1,790
Marsh & McLennan Cos., Inc.                            235,720             6,659
MBIA, Inc. (a)                                          58,234               345
Mercury General Corp. (a)                               14,435               729
MetLife, Inc.                                          324,944            16,497
Nationwide Financial Services, Inc., Class A            23,773             1,102
Old Republic International Corp.                       105,309             1,106
PartnerRe Ltd.                                          25,169             1,770
Philadelphia Consolidated Holding Corp. *               26,645             1,557

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                           SHARES          ($ X 1,000)
Principal Financial Group, Inc.                        116,909             4,970
Protective Life Corp.                                   32,457             1,167
Prudential Financial, Inc.                             198,797            13,711
Reinsurance Group of America, Inc. (a)                  14,310               711
RenaissanceRe Holdings Ltd.                             26,407             1,343
SAFECO Corp.                                            40,678             2,691
StanCorp Financial Group, Inc.                          24,842             1,227
The Allstate Corp.                                     250,498            11,578
The Chubb Corp.                                        168,892             8,114
The Hartford Financial Services Group, Inc.            142,795             9,052
The Progressive Corp.                                  305,292             6,182
The Travelers Cos., Inc.                               275,497            12,155
Torchmark Corp.                                         43,377             2,518
Transatlantic Holdings, Inc.                            17,545             1,017
Unitrin, Inc.                                           16,571               457
Unum Group                                             158,014             3,818
W. R. Berkley Corp.                                     70,725             1,671
Wesco Financial Corp.                                      619               229
White Mountains Insurance Group Ltd.                     4,213             1,839
XL Capital Ltd., Class A (a)                            83,967             1,502
                                                                 ---------------
                                                                         239,455
MATERIALS 4.3%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                         100,478             9,566
Airgas, Inc.                                            36,451             2,088
AK Steel Holding Corp.                                  51,000             3,238
Albemarle Corp.                                         36,900             1,436
Alcoa, Inc.                                            366,520            12,370
Allegheny Technologies, Inc. (a)                        43,752             2,069
AptarGroup, Inc.                                        34,000             1,316
Ashland, Inc.                                           32,240             1,347
Ball Corp.                                              45,788             2,041
Bemis Co., Inc. (a)                                     48,449             1,364
Cabot Corp. (a)                                         29,816               800
Carpenter Technology Corp.                              23,000               890
Celanese Corp., Series A                                58,243             2,244
Century Aluminum Co. (a)*                                8,000               475
CF Industries Holdings, Inc.                            19,000             3,106
Chemtura Corp.                                         111,747               729
Cleveland-Cliffs, Inc.                                  38,000             4,120
Commercial Metals Co.                                   51,294             1,531
Compass Minerals International, Inc.                    11,000               832
Crown Holdings, Inc. *                                  75,676             2,121
Cytec Industries, Inc.                                  19,500             1,054
Domtar Corp. *                                         239,100             1,363
E.I. du Pont de Nemours & Co. (a)                      409,507            17,940
Eastman Chemical Co.                                    37,591             2,254
Ecolab, Inc.                                            78,968             3,530
FMC Corp.                                               35,552             2,644
Freeport-McMoRan Copper & Gold, Inc.                   173,765            16,812
Greif, Inc., Class A                                    11,000               669
Hercules, Inc.                                          50,000             1,002
Huntsman Corp.                                          40,054               541
International Flavors & Fragrances, Inc.                36,208             1,456

                                                  NUMBER OF           VALUE
SECURITY                                           SHARES          ($ X 1,000)
International Paper Co.                                199,607             5,533
Martin Marietta Materials, Inc. (a)                     16,849             1,769
MeadWestvaco Corp. (a)                                  84,583             2,268
Monsanto Co.                                           258,534            30,794
Nalco Holding Co.                                       41,943               986
Newmont Mining Corp.                                   191,508             9,185
Nucor Corp.                                            146,276             8,370
Owens-Illinois, Inc. *                                  71,577             3,023
Packaging Corp. of America                              38,030               970
Pactiv Corp. *                                          61,660             1,487
PPG Industries, Inc.                                    74,206             4,500
Praxair, Inc.                                          145,028            13,593
Reliance Steel & Aluminum Co.                           27,322             1,726
Rohm & Haas Co.                                         56,701             4,253
RPM International, Inc.                                 30,000               615
Schnitzer Steel Industries, Inc., Class A                7,000               632
Sealed Air Corp.                                        73,902             1,604
Sigma-Aldrich Corp.                                     61,308             3,724
Sonoco Products Co.                                     48,170             1,571
Southern Copper Corp. (a)                               89,946             2,499
Steel Dynamics, Inc.                                    78,000             2,471
Terra Industries, Inc.                                  40,000             2,160
Terra Nitrogen Co., L.P. (a)                             7,000               848
The Dow Chemical Co.                                   427,756            14,248
The Lubrizol Corp.                                      32,160             1,601
The Mosaic Co. *                                        70,095             8,917
The Scotts Miracle-Gro Co., Class A                     14,668               286
The Valspar Corp. (a)                                   44,946               974
Titanium Metals Corp. (a)                               18,585               209
United States Steel Corp.                               53,768             8,622
Vulcan Materials Co. (a)                                44,425             2,852
Weyerhaeuser Co. (a)                                    94,815             5,069
                                                                 ---------------
                                                                         250,307
MEDIA 2.8%
--------------------------------------------------------------------------------
Adelphia Recovery Trust (a)(c)*                         75,707                --
Cablevision Systems Corp., Class A *                   106,010             2,574
CBS Corp., Class B                                     310,205             5,075
Comcast Corp., Class A                               1,369,253            28,234
Discovery Holding Co., Class A *                       112,397             2,234
DISH Network Corp., Class A *                           95,272             2,803
DreamWorks Animation SKG, Inc., Class A *               27,000               802
Gannett Co., Inc. (a)                                  103,954             1,884
John Wiley & Sons, Inc., Class A                        20,480               928
Lamar Advertising Co., Class A (a)*                     22,870               868
Liberty Global, Inc., Series A (a)*                    155,866             4,494
Liberty Media Corp - Entertainment,
   Series A *                                          246,644             6,072
Meredith Corp. (a)                                      16,639               425
News Corp., Class A                                  1,035,728            14,635
Omnicom Group, Inc.                                    151,738             6,478
Regal Entertainment Group, Class A (a)                  35,000               583
Sirius Satellite Radio, Inc. (a)*                    1,257,508             2,012
The DIRECTV Group, Inc. (a)*                           324,345             8,764

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                           SHARES          ($ X 1,000)
The E.W. Scripps Co., Class A (a)                       12,890                89
The Interpublic Group of Cos., Inc. (a)*               217,364             1,911
The McGraw-Hill Cos., Inc.                             146,236             5,947
The New York Times Co., Class A (a)                     56,925               717
The Walt Disney Co.                                    856,002            25,980
The Washington Post Co., Class B (a)                     2,526             1,562
Time Warner Cable, Inc., Class A (a)*                   66,900             1,902
Time Warner, Inc.                                    1,626,601            23,293
Viacom, Inc., Class B *                                300,946             8,405
Virgin Media, Inc. (a)                                 108,000             1,212
                                                                 ---------------
                                                                         159,883
PHARMACEUTICALS & BIOTECHNOLOGY 8.1%
--------------------------------------------------------------------------------
Abbott Laboratories                                    702,646            39,587
Alexion Pharmaceuticals, Inc. *                         13,000             1,219
Allergan, Inc.                                         140,562             7,299
Amgen, Inc. *                                          494,560            30,974
Amylin Pharmaceuticals, Inc. (a)*                       33,747             1,065
Applied Biosystems, Inc.                                76,500             2,825
Barr Pharmaceuticals, Inc. *                            43,938             2,899
Bio-Rad Laboratories, Inc., Class A *                    5,000               446
Biogen Idec, Inc. *                                    132,555             9,247
BioMarin Pharmaceuticals, Inc. *                        35,000             1,139
Bristol-Myers Squibb Co.                               900,539            19,019
Bruker Corp. *                                          25,000               346
Celgene Corp. *                                        192,546            14,535
Cephalon, Inc. (a)*                                     27,000             1,975
Charles River Laboratories International, Inc. *        31,015             2,061
Covance, Inc. *                                         24,300             2,231
Eli Lilly & Co.                                        457,671            21,561
Endo Pharmaceuticals Holdings, Inc. *                   59,028             1,367
Forest Laboratories, Inc. *                            147,446             5,236
Genentech, Inc. *                                      205,619            19,585
Genzyme Corp. *                                        122,131             9,361
Gilead Sciences, Inc. *                                430,912            23,261
Illumina, Inc. *                                        20,000             1,865
ImClone Systems, Inc. *                                 27,380             1,750
Invitrogen Corp. *                                      42,604             1,890
Johnson & Johnson                                    1,288,217            88,204
King Pharmaceuticals, Inc. *                           104,766             1,206
Merck & Co., Inc.                                      984,285            32,383
Millipore Corp. *                                       22,874             1,609
Mylan, Inc. (a)*                                       113,500             1,472
PerkinElmer, Inc.                                       56,500             1,644
Perrigo Co.                                             28,000               986
Pfizer, Inc.                                         3,073,810            57,388
Pharmaceutical Product Development, Inc.                47,746             1,821
Schering-Plough Corp.                                  713,716            15,045
Sepracor, Inc. *                                        49,069               858
Techne Corp. *                                          17,563             1,397
Thermo Fisher Scientific, Inc. *                       194,798            11,789

                                                  NUMBER OF           VALUE
SECURITY                                           SHARES          ($ X 1,000)
Vertex Pharmaceuticals, Inc. *                          34,812             1,201
Warner Chilcott Ltd., Class A (a)*                     111,500             1,886
Waters Corp. *                                          47,000             3,193
Watson Pharmaceuticals, Inc. *                          47,500             1,373
Wyeth                                                  608,283            24,648
                                                                 ---------------
                                                                         470,846
REAL ESTATE 1.8%
--------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc.                   13,000             1,342
AMB Property Corp.                                      45,825             2,243
Annaly Capital Management, Inc.                        176,000             2,652
Apartment Investment & Management Co.,
   Class A (a)                                          45,585             1,558
AvalonBay Communities, Inc.                             34,751             3,465
Boston Properties, Inc.                                 55,105             5,300
BRE Properties, Inc. (a)                                23,424             1,145
Brookfield Properties Corp.                             93,750             1,770
Camden Property Trust (a)                               26,264             1,292
CapitalSource, Inc. (a)                                 77,579               901
CB Richard Ellis Group, Inc., Class A (a)*              76,737             1,078
Developers Diversified Realty Corp. (a)                 48,900             1,563
Digital Realty Trust, Inc. (a)                          22,000               944
Douglas Emmett, Inc.                                    37,000               871
Duke Realty Corp. (a)                                   63,437             1,569
Equity Residential                                     122,072             5,270
Essex Property Trust, Inc. (a)                          10,517             1,276
Federal Realty Investment Trust                         24,196             1,757
Forest City Enterprises, Inc., Class A (a)              21,588               563
General Growth Properties, Inc. (a)                    112,993             3,097
HCP, Inc. (a)                                           95,280             3,437
Health Care REIT, Inc.                                  34,021             1,697
Highwoods Properties, Inc.                              26,000               949
Hospitality Properties Trust                            43,481               926
Host Hotels & Resorts, Inc. (a)                        241,534             3,166
iStar Financial, Inc. (a)                               58,693               482
Jones Lang LaSalle, Inc. (a)                            14,305               681
Kimco Realty Corp. (a)                                 104,831             3,699
Liberty Property Trust                                  40,104             1,460
Mack-Cali Realty Corp.                                  28,347             1,088
Nationwide Health Properties, Inc.                      40,000             1,484
Plum Creek Timber Co., Inc. (a)                         82,198             4,005
ProLogis                                               118,761             5,805
Public Storage                                          56,859             4,656
Rayonier, Inc.                                          34,923             1,632
Realty Income Corp. (a)                                 46,000             1,159
Regency Centers Corp.                                   32,082             1,909
Senior Housing Properties Trust                         33,000               695
Simon Property Group, Inc.                             102,678             9,511
SL Green Realty Corp.                                   27,401             2,284
Taubman Centers, Inc. (a)                               24,000             1,152
The Macerich Co.                                        31,678             1,753
The St. Joe Co. (a)                                     34,800             1,219
UDR, Inc. (a)                                           62,789             1,604
Ventas, Inc.                                            55,419             2,486

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                           SHARES          ($ X 1,000)
Vornado Realty Trust                                    60,451             5,747
Weingarten Realty Investors (a)                         35,002             1,067
                                                                 ---------------
                                                                         105,409
RETAILING 2.7%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A (a)                    34,819             1,923
Advance Auto Parts, Inc.                                44,702             1,837
Amazon.com, Inc. *                                     139,741            10,668
American Eagle Outfitters, Inc.                         91,085             1,275
AutoNation, Inc. (a)*                                   34,466               356
AutoZone, Inc. *                                        21,033             2,740
Barnes & Noble, Inc. (a)                                23,118               547
Bed Bath & Beyond, Inc. (a)*                           116,720             3,248
Best Buy Co., Inc.                                     160,176             6,362
Big Lots, Inc. (a)*                                     42,200             1,286
CarMax, Inc. (a)*                                       91,100             1,221
Dick's Sporting Goods, Inc. (a)*                        28,000               491
Dollar Tree, Inc. *                                     42,608             1,598
Expedia, Inc. *                                        114,109             2,233
Family Dollar Stores, Inc.                              65,200             1,519
Foot Locker, Inc.                                       70,109             1,056
GameStop Corp., Class A *                               70,300             2,848
Genuine Parts Co.                                       74,730             2,998
Guess?, Inc.                                            17,000               538
IAC/InterActiveCorp. *                                  76,460             1,335
J. Crew Group, Inc. (a)*                                15,000               431
J.C. Penney Co., Inc.                                  100,422             3,096
Kohl's Corp. *                                         140,165             5,874
Liberty Media Corp. - Interactive Class A *            256,108             3,593
Limited Brands, Inc. (a)                               119,023             1,963
LKQ Corp. *                                             40,000               820
Lowe's Cos., Inc.                                      679,246            13,802
Macy's, Inc.                                           191,876             3,609
Netflix, Inc. (a)*                                      17,000               525
Nordstrom, Inc. (a)                                     81,300             2,337
O'Reilly Automotive, Inc. *                             44,566             1,138
Office Depot, Inc. *                                   126,730               862
PetSmart, Inc. (a)                                      57,695             1,310
Priceline.com, Inc. (a)*                                15,000             1,724
RadioShack Corp.                                        63,140             1,053
Ross Stores, Inc.                                       57,756             2,193
Saks, Inc. (a)*                                         60,179               613
Sears Holdings Corp. (a)*                               33,894             2,746
Staples, Inc.                                          325,470             7,323
Target Corp.                                           365,142            16,515
The Gap, Inc.                                          207,275             3,341
The Home Depot, Inc.                                   780,065            18,589
The Sherwin-Williams Co. (a)                            46,190             2,460
The TJX Cos., Inc.                                     211,165             7,118
Tiffany & Co.                                           61,173             2,312
Urban Outfitters, Inc. *                                33,496             1,106
Williams-Sonoma, Inc. (a)                               38,821               677
                                                                 ---------------
                                                                         153,209
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.4%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. (a)*                      196,331               827
Altera Corp.                                           155,919             3,422
Analog Devices, Inc.                                   141,674             4,322

                                                  NUMBER OF           VALUE
SECURITY                                           SHARES          ($ X 1,000)
Applied Materials, Inc.                                641,089            11,104
Broadcom Corp., Class A *                              205,825             5,000
Cree, Inc. (a)*                                         30,000               582
Cypress Semiconductor Corp. (a)*                        53,268             1,452
Integrated Device Technology, Inc. *                   114,071             1,143
Intel Corp.                                          2,613,630            57,996
Intersil Corp., Class A                                 60,867             1,469
KLA-Tencor Corp. (a)                                    84,538             3,178
Lam Research Corp. *                                    56,300             1,852
Linear Technology Corp. (a)                             97,366             3,023
LSI Corp. *                                            334,498             2,321
Marvell Technology Group Ltd. *                        214,362             3,170
MEMC Electronic Materials, Inc. *                       99,077             4,578
Microchip Technology, Inc.                              87,266             2,786
Micron Technology, Inc. *                              334,000             1,613
National Semiconductor Corp.                           103,458             2,167
Novellus Systems, Inc. *                                50,295             1,025
NVIDIA Corp. *                                         247,199             2,828
ON Semiconductor Corp. (a)*                            105,000               986
Rambus, Inc. (a)*                                       40,964               678
Silicon Laboratories, Inc. *                            24,236               793
Teradyne, Inc. *                                        89,557               839
Texas Instruments, Inc.                                624,375            15,222
Varian Semiconductor Equipment Associates,
   Inc. *                                               35,200             1,029
Xilinx, Inc.                                           141,905             3,524
                                                                 ---------------
                                                                         138,929
SOFTWARE & SERVICES 6.3%
--------------------------------------------------------------------------------
Accenture Ltd., Class A                                360,442            15,052
Activision Blizzard, Inc. *                            115,669             4,162
Adobe Systems, Inc. *                                  263,213            10,884
Affiliated Computer Services, Inc.,
   Class A *                                            45,867             2,211
Akamai Technologies, Inc. *                             57,909             1,352
Alliance Data Systems Corp. *                           31,271             2,006
ANSYS, Inc. *                                           28,000             1,285
Autodesk, Inc. *                                       107,372             3,424
Automatic Data Processing, Inc.                        243,251            10,389
BMC Software, Inc. *                                    87,712             2,885
Broadridge Financial Solutions, Inc.                    50,000             1,035
CA, Inc.                                               178,181             4,251
Cadence Design Systems, Inc. *                         150,387             1,111
Citrix Systems, Inc. *                                  83,700             2,230
Cognizant Technology Solutions Corp.,
   Class A *                                           130,166             3,654
Computer Sciences Corp. *                               80,331             3,805
Compuware Corp. *                                      150,464             1,655
Convergys Corp. *                                       63,309               804
DST Systems, Inc. (a)*                                  18,980             1,147
eBay, Inc. *                                           524,920            13,212
Electronic Arts, Inc. *                                143,781             6,208
Electronic Data Systems Corp.                          226,895             5,629
Equinix, Inc. (a)*                                      12,000               976
FactSet Research Systems, Inc. (a)                      19,000             1,096
Fidelity National Information Services, Inc.            75,470             1,430

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                           SHARES          ($ X 1,000)
Fiserv, Inc. *                                          74,389             3,557
Global Payments, Inc.                                   31,938             1,415
Google, Inc., Class A *                                105,296            49,884
Hewitt Associates, Inc., Class A *                      40,000             1,474
Intuit, Inc. *                                         148,244             4,052
Iron Mountain, Inc. *                                   73,387             2,128
MasterCard, Inc., Class A                               31,000             7,569
McAfee, Inc. *                                          73,929             2,421
Metavante Technologies, Inc. *                          39,510               879
MICROS Systems, Inc. *                                  38,000             1,204
Microsoft Corp.                                      3,752,888            96,524
Novell, Inc. *                                         150,024               836
Nuance Communications, Inc. *                           60,000               931
Oracle Corp. *                                       1,798,710            38,726
Parametric Technology Corp. *                           40,000               775
Paychex, Inc.                                          146,878             4,835
Red Hat, Inc. (a)*                                      89,183             1,907
SAIC, Inc. *                                            60,000             1,133
Salesforce.com, Inc. *                                  33,321             2,126
Sybase, Inc. *                                          43,000             1,445
Symantec Corp. *                                       414,974             8,744
Synopsys, Inc. *                                        73,600             1,768
Total System Services, Inc.                             91,500             1,792
ValueClick, Inc. *                                      45,500               541
VeriSign, Inc. (a)*                                     96,405             3,137
VMware, Inc., Class A *                                 17,000               609
Western Union Co.                                      347,490             9,605
Yahoo!, Inc. *                                         606,429            12,062
                                                                 ---------------
                                                                         363,972
TECHNOLOGY HARDWARE & EQUIPMENT 7.6%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. *                           172,231             6,211
Amphenol Corp., Class A                                 77,420             3,691
Anixter International, Inc. (a)*                        10,000               680
Apple, Inc. *                                          399,714            63,535
Arrow Electronics, Inc. (a)*                            56,900             1,833
Avnet, Inc. *                                           59,546             1,623
Brocade Communications Systems, Inc. *                 185,000             1,249
Ciena Corp. (a)*                                        37,753               780
Cisco Systems, Inc. *                                2,692,315            59,204
CommScope, Inc. (a)*                                    31,100             1,387
Corning, Inc.                                          708,063            14,168
Dell, Inc. *                                           963,499            23,673
Diebold, Inc.                                           25,318               936
Dolby Laboratories, Inc., Class A *                     15,000               610
EchoStar Corp., Class A (a)*                            19,054               609
EMC Corp. *                                            945,624            14,194
FLIR Systems, Inc. (a)*                                 50,000             2,037
Harris Corp.                                            62,146             2,992
Hewlett-Packard Co.                                  1,192,868            53,440
Ingram Micro, Inc., Class A *                           66,051             1,217
International Business Machines Corp.                  626,590            80,191
Itron, Inc. *                                           10,000               923
Jabil Circuit, Inc.                                     74,100             1,205
JDS Uniphase Corp. (a)*                                 71,305               779
Juniper Networks, Inc. *                               227,994             5,935

                                                  NUMBER OF           VALUE
SECURITY                                           SHARES          ($ X 1,000)
Lexmark International, Inc., Class A (a)*               30,859             1,082
Mettler-Toledo International, Inc. *                    17,000             1,828
Molex, Inc.                                             41,121             1,009
Motorola, Inc.                                       1,007,188             8,702
National Instruments Corp.                              20,000               681
NCR Corp. *                                             83,044             2,231
NetApp, Inc. *                                         172,000             4,395
Polycom, Inc. *                                         38,000               897
QLogic Corp. *                                          73,400             1,383
QUALCOMM, Inc.                                         733,228            40,577
SanDisk Corp. (a)*                                     101,858             1,436
Seagate Technology                                     219,837             3,291
Sun Microsystems, Inc. (a)*                            355,484             3,779
Tech Data Corp. *                                       25,152               877
Tellabs, Inc. (a)*                                     201,275             1,035
Teradata Corp. *                                        60,544             1,418
Trimble Navigation Ltd. (a)*                            54,500             1,809
Tyco Electronics Ltd.                                  210,248             6,968
Western Digital Corp. *                                 99,512             2,865
Xerox Corp.                                            451,130             6,153
Zebra Technologies Corp., Class A *                     31,925               984
                                                                 ---------------
                                                                         436,502
TELECOMMUNICATION SERVICES 3.0%
--------------------------------------------------------------------------------
American Tower Corp., Class A *                        183,089             7,671
AT&T, Inc.                                           2,721,527            83,850
CenturyTel, Inc.                                        67,187             2,499
Crown Castle International Corp. *                      88,627             3,386
Embarq Corp.                                            69,800             3,195
Frontier Communications Corp. (a)                      167,758             1,939
Leap Wireless International, Inc. (a)*                  10,680               461
Level 3 Communications, Inc. (a)*                      669,140             2,275
NII Holdings, Inc. *                                    65,841             3,599
Qwest Communications International, Inc. (a)           706,635             2,706
SBA Communications Corp., Class A *                     40,000             1,516
Sprint Nextel Corp.                                  1,346,107            10,957
Telephone & Data Systems, Inc.                          48,301             2,048
tw telecom, inc. (a)*                                   50,000               799
Verizon Communications, Inc.                         1,305,537            44,440
Windstream Corp.                                       180,848             2,156
                                                                 ---------------
                                                                         173,497
TRANSPORTATION 2.1%
--------------------------------------------------------------------------------
Alexander & Baldwin, Inc. (a)                           15,426               669
AMR Corp. (a)*                                         111,651             1,008
Burlington Northern Santa Fe Corp.                     135,981            14,160
C.H. Robinson Worldwide, Inc.                           78,748             3,796
Con-way, Inc.                                           21,608             1,093
Continental Airlines, Inc., Class B *                   45,400               623
CSX Corp.                                              183,542            12,404
Delta Air Lines, Inc. *                                 75,000               565

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF           VALUE
SECURITY                                           SHARES          ($ X 1,000)
Expeditors International of Washington, Inc.            84,098             2,986
FedEx Corp.                                            142,428            11,229
Hertz Global Holdings, Inc. (a)*                        41,600               355
J.B. Hunt Transport Services, Inc. (a)                  20,591               761
Kansas City Southern *                                  33,000             1,815
Kirby Corp. *                                           19,000               907
Landstar System, Inc.                                   26,030             1,317
Norfolk Southern Corp.                                 179,806            12,932
Northwest Airlines Corp. *                              80,000               733
Ryder System, Inc.                                      28,064             1,851
Southwest Airlines Co.                                 347,688             5,420
UAL Corp. (a)                                           45,667               379
Union Pacific Corp.                                    236,982            19,537
United Parcel Service, Inc., Class B                   465,625            29,372
                                                                 ---------------
                                                                         123,912
UTILITIES 4.1%
--------------------------------------------------------------------------------
AGL Resources, Inc.                                     34,400             1,189
Allegheny Energy, Inc.                                  75,253             3,642
Alliant Energy Corp.                                    53,900             1,737
Ameren Corp.                                            81,485             3,348
American Electric Power Co., Inc.                      183,931             7,265
Aqua America, Inc. (a)                                  43,134               684
Atmos Energy Corp.                                      14,818               392
Calpine Corp. *                                        180,000             3,132
CenterPoint Energy, Inc.                               148,411             2,340
CMS Energy Corp.                                       103,533             1,398
Consolidated Edison, Inc. (a)                          120,006             4,764
Constellation Energy Group, Inc.                        78,441             6,523
Dominion Resources, Inc.                               258,458            11,419
DPL, Inc. (a)                                           50,061             1,271
DTE Energy Co.                                          75,397             3,090
Duke Energy Corp.                                      582,943            10,248
Dynegy, Inc., Class A *                                175,199             1,179
Edison International                                   156,454             7,563
Energen Corp.                                           33,196             1,998
Energy East Corp.                                       59,053             1,476
Entergy Corp.                                           87,622             9,369
Equitable Resources, Inc.                               56,400             2,947
Exelon Corp.                                           297,656            23,402
FirstEnergy Corp.                                      138,970            10,221
FPL Group, Inc.                                        188,008            12,132
Great Plains Energy, Inc.                               39,000               985
Hawaiian Electric Industries, Inc. (a)                  37,748               934
Integrys Energy Group, Inc. (a)                         34,155             1,744
ITC Holdings Corp. (a)                                  17,000               886
MDU Resources Group, Inc.                               83,917             2,678
Mirant Corp. *                                          97,702             2,991
National Fuel Gas Co.                                   27,047             1,347
NiSource, Inc. (a)                                     126,980             2,169
Northeast Utilities                                     71,514             1,799
NRG Energy, Inc. *                                     102,930             3,735
NSTAR                                                   49,512             1,577
OGE Energy Corp.                                        29,180               955
ONEOK, Inc.                                             48,062             2,186
Pepco Holdings, Inc.                                    89,174             2,224

                                                  NUMBER OF           VALUE
SECURITY                                           SHARES          ($ X 1,000)
PG&E Corp.                                             162,137             6,247
Pinnacle West Capital Corp.                             36,487             1,225
PPL Corp.                                              170,511             8,007
Progress Energy, Inc. (a)                              119,185             5,043
Public Service Enterprise Group, Inc.                  234,322             9,795
Puget Energy, Inc.                                      46,219             1,273
Questar Corp.                                           77,720             4,110
Reliant Energy, Inc. *                                 157,397             2,850
SCANA Corp.                                             54,031             1,955
Sempra Energy                                          121,878             6,845
Sierra Pacific Resources                               100,000             1,134
Southern Co.                                           341,518            12,086
Southern Union Co.                                      49,962             1,305
TECO Energy, Inc.                                       92,117             1,709
The AES Corp. *                                        292,202             4,716
UGI Corp.                                               23,148               626
Westar Energy, Inc.                                     36,000               795
Wisconsin Energy Corp.                                  54,168             2,444
Xcel Energy, Inc.                                      189,009             3,792
                                                                 ---------------
                                                                         234,896
                                                                 ---------------
TOTAL COMMON STOCK
(COST $2,888,442)                                                      5,771,202
                                                                 ---------------
FOREIGN COMMON STOCK 0.2% OF NET ASSETS

BERMUDA 0.2%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.1%
Foster Wheeler Ltd. *                                   64,856             3,682

CONSUMER SERVICES 0.0%
Orient-Express Hotels Ltd., Class A (a)                 19,000               632

DIVERSIFIED FINANCIALS 0.1%
Invesco Ltd.                                           182,640             4,254
Lazard Ltd., Class A                                    12,200               498
                                                                 ---------------
                                                                           4,752
                                                                 ---------------
                                                                           9,066
                                                                 ---------------
TOTAL FOREIGN COMMON STOCK
(COST $7,106)                                                              9,066
                                                                 ---------------

                                                FACE/MATURITY
ISSUER                                              AMOUNT            VALUE
RATE, MATURITY DATE                              ($ X 1,000)       ($ X 1,000)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

REPURCHASE AGREEMENT 0.1%
--------------------------------------------------------------------------------
FIXED INCOME CLEARING CORP.
Fully collateralized by Fannie Mae Discount
   Note with a value of $6,796
   1.92%, issued 07/31/08, due 08/01/08                  6,661             6,661

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                FACE/MATURITY
ISSUER                                              AMOUNT            VALUE
RATE, MATURITY DATE                              ($ X 1,000)       ($ X 1,000)
U.S. TREASURY OBLIGATIONS 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Bills
   1.89%, 09/18/08                                         325               324
   1.42%, 09/18/08                                         250               250
                                                                 ---------------
                                                                             574
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(COST $7,235)                                                              7,235
                                                                 ---------------

END OF INVESTMENTS.

                                                  NUMBER OF           VALUE
SECURITY                                           SHARES          ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON
LOAN 6.6% OF NET ASSETS

State Street Navigator Security Lending
   Prime Portfolio                                 382,374,757           382,375

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

(All dollar amounts are x 1,000)

At 07/31/08, the tax basis cost of the fund's investments was $2,905,665 and the unrealized appreciation and depreciation were $3,100,874 and ($219,036), respectively, with a net unrealized appreciation of $2,881,838.

*    Non-income producing security.
(a)  All or a portion of this security is on loan.
(b)  Issuer is affiliated with the fund's adviser.
(c)  Fair-valued by Management.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Randall W. Merk and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments - Schwab 1000 Index Fund


By: /s/ Randall W. Merk
    ---------------------------------
    Randall W. Merk
    Chief Executive Officer

Date: September 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Randall W. Merk
    ---------------------------------
    Randall W. Merk
    Chief Executive Officer

Date: September 23, 2008

By: /s/ George Pereira
    ---------------------------------
    George Pereira
    Principal Financial Officer

Date: September 23, 2008